UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                    Oppenheimer AMT-Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

         Date of reporting period: October 1, 2003 - September 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlements                                                       26.1%
--------------------------------------------------------------------------------
Higher Education                                                          14.8
--------------------------------------------------------------------------------
Not-for-Profit Organizations                                              12.1
--------------------------------------------------------------------------------
Highways/Railways                                                          9.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                       7.4
--------------------------------------------------------------------------------
Electric Utilities                                                         5.4
--------------------------------------------------------------------------------
Adult Living Facilities                                                    5.3
--------------------------------------------------------------------------------
Education                                                                  4.6
--------------------------------------------------------------------------------
General Obligation                                                         4.1
--------------------------------------------------------------------------------
Water Utilities                                                            2.1

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments.

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  AAA            12.5%

  AA             14.6

  A               8.5

  BBB            39.8

  BB              8.8

  B               1.6

  CCC             1.5

  Not Rated      12.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on total investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the twelve months ended September 30, 2004, Oppenheimer AMT-Free New York Municipals delivered very competitive yields to investors and above-market total returns. We believe this was a significant accomplishment, given that non-AMT bonds generally provide lower yields than AMT-generating bonds of comparable quality and maturity.

      As always, we used our extensive credit research capabilities to identify sectors and select securities whose yields, in our estimation, more than compensate for their true levels of risk. This was the key to the Fund's strong results.

      A prime example of our approach is tobacco litigation-related master settlement bonds, which comprised 26% of assets at September 30, 2004. Master settlement agreement (MSA) bonds are backed by each state's (or U.S. territory's) share of the national settlement agreement with major tobacco manufacturers. They provide higher income than other similarly rated (BBB) bonds. MSA-backed bonds were volatile in the past year, largely because the tobacco industry was continually involved in litigation, and the related court rulings frequently triggered price fluctuations for the sector. Nonetheless, the tobacco companies continue to meet their obligations without interruption. As investors realized that these bonds are less risky than previously thought, and as the supply of MSA-backed bonds dwindled (no new bonds were issued and existing bonds were called or matured), prices rose, making the sector the single largest contributor to the Fund's results for the year.

      We identify higher education bonds as yet another sector that compensates investors for their true levels of risk. Missed payments and defaults in this sector are rare, even among lower-rated and higher-yielding issuers. This, plus the fact that bonds may be secured by mortgages on campus properties, make them attractive choices, in our estimation, and we have invested 14.8% of assets (as of September 30, 2004) in this sector. While this sector was, overall, a positive contributor to results, one bond issued by Touro College (2.5% of assets) delivered particularly strong results. This bond's credit rating was upgraded in July, based on the college's improved enrollment figures and three consecutive years of operating surpluses. On both a total return and yield basis, the bond was a major contributor to performance.

      Many issues not subject to the alternative minimum tax come from nonprofit organizations, which accounts for our sizable position (12.1% of assets as of September 30, 2004) in this sector. As a whole, our investments in non-profit organizations made positive


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

contributions to performance. However one bond representing a minor (0.99%) position in the Fund, from the New York Legal Aid Society, detracted from the Fund's total return. The bond is secured by a subordinated position in a first mortgage on an office building. Although the Society has made all scheduled payments to date, the bond was downgraded to a "distressed" rating during the period and its current price reflects this uncertainty. We are working closely with the Society to find a solution that will help protect the Fund's interest in this bond and look forward to reporting our progress in our next discussion.

      The Fund attempts to pay dividends on Class A shares at a constant level. However there is no assurance it will be able to do so, and the dividend may be changed at any time without prior notice to shareholders. This practice did not affect the Fund's investment strategies or per share net asset values, or cause it to pay any distributions of capital.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2004. In the case of Class A and Class B shares, performance is measured over a ten-fiscal-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class A)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals       Lehman Brothers
       Date                  (Class A)            Municipal Bond Index
    09/30/1994                  9,525                   10,000
    12/31/1994                  9,308                    9,857
    03/31/1995                 10,043                   10,554
    06/30/1995                 10,255                   10,808
    09/30/1995                 10,437                   11,118
    12/31/1995                 10,948                   11,577
    03/31/1996                 10,818                   11,438
    06/30/1996                 10,864                   11,526
    09/30/1996                 11,131                   11,790
    12/31/1996                 11,400                   12,090
    03/31/1997                 11,375                   12,061
    06/30/1997                 11,801                   12,477
    09/30/1997                 12,109                   12,853
    12/31/1997                 12,445                   13,202
    03/31/1998                 12,584                   13,354
    06/30/1998                 12,754                   13,557
    09/30/1998                 13,122                   13,973
    12/31/1998                 13,170                   14,057
    03/31/1999                 13,296                   14,181
    06/30/1999                 13,049                   13,931
    09/30/1999                 12,812                   13,876
    12/31/1999                 12,582                   13,768
    03/31/2000                 12,952                   14,170
    06/30/2000                 13,063                   14,384
    09/30/2000                 13,424                   14,732
    12/31/2000                 14,011                   15,377
    03/31/2001                 14,339                   15,718
    06/30/2001                 14,468                   15,820
    09/30/2001                 14,735                   16,264
    12/31/2001                 14,635                   16,165
    03/31/2002                 14,687                   16,317
    06/30/2002                 15,064                   16,914
    09/30/2002                 15,635                   17,717
    12/31/2002                 15,577                   17,717
    03/31/2003                 15,484                   17,930
    06/30/2003                 15,903                   18,393
    09/30/2003                 15,959                   18,407
    12/31/2003                 16,661                   18,659
    03/31/2004                 17,023                   18,982
    06/30/2004                 16,309                   18,532
    09/30/2004                 17,062                   19,254

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year  1.83%         5-Year 4.87%         10-Year 5.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 14 FOR FURTHER INFORMATION.


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class B)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals       Lehman Brothers
       Date                  (Class B)            Municipal Bond Index
    09/30/1994                10,000                   10,000
    12/31/1994                 9,754                    9,857
    03/31/1995                10,495                   10,554
    06/30/1995                10,706                   10,808
    09/30/1995                10,875                   11,118
    12/31/1995                11,377                   11,577
    03/31/1996                11,221                   11,438
    06/30/1996                11,247                   11,526
    09/30/1996                11,502                   11,790
    12/31/1996                11,758                   12,090
    03/31/1997                11,710                   12,061
    06/30/1997                12,126                   12,477
    09/30/1997                12,419                   12,853
    12/31/1997                12,740                   13,202
    03/31/1998                12,867                   13,354
    06/30/1998                13,017                   13,557
    09/30/1998                13,366                   13,973
    12/31/1998                13,389                   14,057
    03/31/1999                13,482                   14,181
    06/30/1999                13,206                   13,931
    09/30/1999                12,951                   13,876
    12/31/1999                12,684                   13,768
    03/31/2000                13,031                   14,170
    06/30/2000                13,117                   14,384
    09/30/2000                13,462                   14,732
    12/31/2000                14,051                   15,377
    03/31/2001                14,380                   15,718
    06/30/2001                14,510                   15,820
    09/30/2001                14,777                   16,264
    12/31/2001                14,677                   16,165
    03/31/2002                14,728                   16,317
    06/30/2002                15,106                   16,914
    09/30/2002                15,679                   17,717
    12/31/2002                15,622                   17,717
    03/31/2003                15,528                   17,930
    06/30/2003                15,948                   18,393
    09/30/2003                16,005                   18,407
    12/31/2003                16,708                   18,659
    03/31/2004                17,071                   18,982
    06/30/2004                16,355                   18,532
    09/30/2004                17,112                   19,254

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year 0.99%        5-Year 4.74%         10-Year 5.52%

                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer AMT-Free New York Municipals (Class C)

      Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                         Oppenheimer AMT-Free
                          New York Municipals       Lehman Brothers
       Date                  (Class C)            Municipal Bond Index
    08/29/1995                10,000                   10,000
    09/30/1995                10,110                   10,063
    12/31/1995                10,576                   10,479
    03/31/1996                10,424                   10,353
    06/30/1996                10,445                   10,432
    09/30/1996                10,680                   10,671
    12/31/1996                10,916                   10,943
    03/31/1997                10,871                   10,917
    06/30/1997                11,257                   11,293
    09/30/1997                11,529                   11,633
    12/31/1997                11,827                   11,949
    03/31/1998                11,936                   12,086
    06/30/1998                12,084                   12,270
    09/30/1998                12,399                   12,647
    12/31/1998                12,420                   12,723
    03/31/1999                12,506                   12,836
    06/30/1999                12,259                   12,609
    09/30/1999                12,013                   12,559
    12/31/1999                11,775                   12,461
    03/31/2000                12,097                   12,825
    06/30/2000                12,178                   13,019
    09/30/2000                12,490                   13,334
    12/31/2000                13,013                   13,917
    03/31/2001                13,291                   14,226
    06/30/2001                13,396                   14,319
    09/30/2001                13,618                   14,721
    12/31/2001                13,488                   14,631
    03/31/2002                13,510                   14,769
    06/30/2002                13,830                   15,309
    09/30/2002                14,328                   16,036
    12/31/2002                14,246                   16,036
    03/31/2003                14,133                   16,229
    06/30/2003                14,498                   16,647
    09/30/2003                14,521                   16,660
    12/31/2003                15,118                   16,888
    03/31/2004                15,416                   17,180
    06/30/2004                14,741                   16,773
    09/30/2004                15,391                   17,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/04

1-Year  4.99%         5-Year 5.08%         Since Inception (8/29/95) 4.86%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 14 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares were first publicly offered on 8/16/84. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%, except where noted.

CLASS B shares of the Fund were first publicly offered on 3/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            BEGINNING        ENDING          EXPENSES
                            ACCOUNT          ACCOUNT         PAID DURING
                            VALUE            VALUE           6-MONTHS ENDED
                            (4/1/04)         (9/30/04)       SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
Class A Actual              $1,000.00        $1,002.30       $4.57
-------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,020.45        4.61
-------------------------------------------------------------------------------
Class B Actual               1,000.00           998.40        8.48
-------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,016.55        8.56
-------------------------------------------------------------------------------
Class C Actual               1,000.00           998.40        8.48
-------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,016.55        8.56

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2004 are as follows:

CLASS       EXPENSE RATIOS
---------------------------
Class A           0.91%
---------------------------
Class B           1.69
---------------------------
Class C           1.69

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.4%
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--93.3%
$ 14,500,000   Albany IDA (Charitable Leadership)                                5.750%      07/01/2026      $  14,864,095
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Albany IDA (Charitable Leadership)                                6.000       07/01/2019          1,077,360
--------------------------------------------------------------------------------------------------------------------------
   1,140,000   Albany IDA (Sage Colleges)                                        5.250       04/01/2019          1,172,536
--------------------------------------------------------------------------------------------------------------------------
     500,000   Albany IDA (Sage Colleges)                                        5.300       04/01/2029            502,045
--------------------------------------------------------------------------------------------------------------------------
      30,000   Albany Parking Authority                                          5.625       07/15/2025             31,681
--------------------------------------------------------------------------------------------------------------------------
      30,000   Allegany County IDA (Houghton College)                            5.250       01/15/2024             30,629
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Amherst IDA (Daemen College)                                      6.000       10/01/2021          1,057,300
--------------------------------------------------------------------------------------------------------------------------
   5,895,000   Brookhaven IDA (Alternatives for Children)                        7.550       02/01/2033          6,103,211
--------------------------------------------------------------------------------------------------------------------------
   9,235,000   Brookhaven IDA (Dowling College)                                  6.750       11/01/2032          9,182,453
--------------------------------------------------------------------------------------------------------------------------
     350,000   Broome County IDA (University Plaza)                              5.200       08/01/2030            353,465
--------------------------------------------------------------------------------------------------------------------------
     250,000   Broome County IDA (University Plaza)                              5.200       08/01/2036            251,783
--------------------------------------------------------------------------------------------------------------------------
     750,000   Buffalo Municipal Water Finance Authority, Series B               5.000       07/01/2027            769,080
--------------------------------------------------------------------------------------------------------------------------
      30,000   East Rochester Hsg. Authority (St. John's Meadows)                5.750       08/01/2037             32,744
--------------------------------------------------------------------------------------------------------------------------
   1,095,000   Erie County IDA (DePaul Properties)                               5.750       09/01/2028            843,906
--------------------------------------------------------------------------------------------------------------------------
     200,000   Erie County IDA (DePaul Properties)                               6.500       09/01/2018            185,570
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   Erie County IDA (Medaille College)                                7.625       04/01/2035          5,670,224
--------------------------------------------------------------------------------------------------------------------------
   9,050,000   Erie County IDA (The Episcopal Church Home)                       5.875       02/01/2018          9,265,209
--------------------------------------------------------------------------------------------------------------------------
   9,875,000   Erie County IDA (The Episcopal Church Home)                       6.000       02/01/2028         10,015,126
--------------------------------------------------------------------------------------------------------------------------
     150,000   Erie County Tobacco Asset Securitization Corp.                    6.125       07/15/2030            144,899
--------------------------------------------------------------------------------------------------------------------------
   6,100,000   Erie County Tobacco Asset Securitization Corp.                    6.250       07/15/2040          5,908,948
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   Erie County Tobacco Asset Securitization Corp.                    6.500       07/15/2032          5,530,745
--------------------------------------------------------------------------------------------------------------------------
   3,750,000   Geneva IDA (Hobart & William Smith Colleges)                      5.375       02/01/2033          3,937,163
--------------------------------------------------------------------------------------------------------------------------
   5,500,000   Hempstead IDA
               (Working Organization for Retarded Children)                      6.900       08/01/2033          5,526,345
--------------------------------------------------------------------------------------------------------------------------
   1,790,000   Herkimer County IDA
               (Herkimer County College Foundation)                              6.250       08/01/2034          1,869,172
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   L.I. Power Authority RITES 1                                     14.177 2     09/01/2033          6,188,380
--------------------------------------------------------------------------------------------------------------------------
   4,395,000   L.I. Power Authority, Series A                                    5.125       09/01/2029          4,487,163
--------------------------------------------------------------------------------------------------------------------------
      30,000   L.I. Power Authority, Series A                                    5.250       12/01/2026             30,749
--------------------------------------------------------------------------------------------------------------------------
      25,000   L.I. Power Authority, Series A                                    5.300       12/01/2019             27,385
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Lyons Community Health Initiatives Corp.                          5.550       09/01/2024          1,032,730
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe County IDA (Cloverwood Senior Living)                      6.875       05/01/2033            920,380
--------------------------------------------------------------------------------------------------------------------------
   1,965,000   Monroe County IDA (DePaul Community Facilities)                   5.875       02/01/2028          1,623,208
--------------------------------------------------------------------------------------------------------------------------
      40,000   Monroe County IDA (Rochester Institute of Technology)             5.250       04/01/2019             40,033
--------------------------------------------------------------------------------------------------------------------------
     525,000   Monroe County IDA (Rochester Institute of Technology)             5.375       04/01/2029            513,807
--------------------------------------------------------------------------------------------------------------------------
     460,000   Monroe County Tobacco Asset Securitization Corp.                  6.375       06/01/2035            458,717
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Monroe Newpower Corp.                                             5.500       01/01/2034          4,116,520
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Monroe Newpower Corp.                                             5.625       01/01/2026          1,043,050
--------------------------------------------------------------------------------------------------------------------------
  18,000,000   MTA Service Contract, Series A                                    5.125       01/01/2029         18,414,540


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    640,000   Nassau County IDA (ALIA-ACDS)                                     6.125%      09/01/2018      $     649,965
--------------------------------------------------------------------------------------------------------------------------
   2,135,000   Nassau County IDA (ALIA-AP)                                       7.000       09/01/2028          2,164,847
--------------------------------------------------------------------------------------------------------------------------
     895,000   Nassau County IDA (ALIA-CMA)                                      6.125       09/01/2018            908,935
--------------------------------------------------------------------------------------------------------------------------
     990,000   Nassau County IDA (ALIA-CSMR)                                     6.125       09/01/2018          1,005,414
--------------------------------------------------------------------------------------------------------------------------
     670,000   Nassau County IDA (ALIA-EFLI)                                     6.125       09/01/2018            680,432
--------------------------------------------------------------------------------------------------------------------------
     510,000   Nassau County IDA (ALIA-HAII)                                     6.125       09/01/2018            517,941
--------------------------------------------------------------------------------------------------------------------------
     595,000   Nassau County IDA (ALIA-NCMRS)                                    6.125       09/01/2018            604,264
--------------------------------------------------------------------------------------------------------------------------
   2,775,000   Nassau County IDA (Hispanic Counseling Center)                    7.625       06/01/2033          2,791,844
--------------------------------------------------------------------------------------------------------------------------
      35,000   Newport Highlands HDC                                             6.100       08/01/2024             35,115
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Niagara County IDA (American Ref-Fuel Company)                    5.550       11/15/2024          2,671,575
--------------------------------------------------------------------------------------------------------------------------
     500,000   Niagara County Tobacco Asset Securitization Corp.                 6.250       05/15/2034            490,375
--------------------------------------------------------------------------------------------------------------------------
     285,000   Niagara County Tobacco Asset Securitization Corp.                 6.250       05/15/2040            276,094
--------------------------------------------------------------------------------------------------------------------------
   7,645,000   Niagara Falls City School District COP                            5.375       06/15/2028          8,029,008
--------------------------------------------------------------------------------------------------------------------------
   3,665,000   NY Counties Tobacco Trust I (TASC)                                6.500       06/01/2035          3,685,194
--------------------------------------------------------------------------------------------------------------------------
  14,550,000   NY Counties Tobacco Trust II (TASC)                               5.625       06/01/2035         12,979,619
--------------------------------------------------------------------------------------------------------------------------
      20,000   NY Counties Tobacco Trust II (TASC)                               5.750       06/01/2043             17,745
--------------------------------------------------------------------------------------------------------------------------
   1,800,000   NY Counties Tobacco Trust III                                     6.000       06/01/2043          1,710,684
--------------------------------------------------------------------------------------------------------------------------
      35,000   NYC GO                                                            5.000       08/01/2022             35,812
--------------------------------------------------------------------------------------------------------------------------
   1,270,000   NYC GO                                                            5.250       03/15/2032          1,307,287
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   NYC GO                                                            5.375       12/01/2026          2,616,250
--------------------------------------------------------------------------------------------------------------------------
   1,300,000   NYC GO                                                            5.500       06/01/2022          1,415,258
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC GO                                                            5.875       08/01/2019          1,118,230
--------------------------------------------------------------------------------------------------------------------------
   7,775,000   NYC GO                                                            6.125       08/01/2025          8,509,738
--------------------------------------------------------------------------------------------------------------------------
     160,000   NYC GO                                                            6.125       08/01/2025            179,654
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYC GO                                                            7.500       02/01/2019              5,021
--------------------------------------------------------------------------------------------------------------------------
   1,562,261   NYC HDC (Keith Plaza)                                             6.500       02/15/2018          1,643,733
--------------------------------------------------------------------------------------------------------------------------
   2,372,646   NYC HDC (Seaview Towers)                                          6.500       01/15/2018          2,496,380
--------------------------------------------------------------------------------------------------------------------------
     100,000   NYC Health & Hospital Corp.                                       5.375       02/15/2026            102,246
--------------------------------------------------------------------------------------------------------------------------
   1,945,000   NYC Health & Hospital Corp.                                       5.450       02/15/2026          1,997,593
--------------------------------------------------------------------------------------------------------------------------
   1,445,000   NYC IDA (American Council of Learned Societies)                   5.250       07/01/2027          1,500,127
--------------------------------------------------------------------------------------------------------------------------
   2,760,000   NYC IDA (Beth Abraham Health Services)                            6.500       02/15/2022          2,865,046
--------------------------------------------------------------------------------------------------------------------------
     500,000   NYC IDA (Beth Abraham Health Services)                            6.500       11/15/2027            512,765
--------------------------------------------------------------------------------------------------------------------------
   2,100,000   NYC IDA (Beth Abraham Health Services)                            6.500       11/15/2034          2,154,327
--------------------------------------------------------------------------------------------------------------------------
   6,000,000   NYC IDA (Calhoun School)                                          6.625       12/01/2034          5,972,100
--------------------------------------------------------------------------------------------------------------------------
   3,965,000   NYC IDA
               (Community Resource Developmentally Disabled)                     7.500       08/01/2026          4,035,181
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYC IDA (Eger Harbor House)                                       5.875       05/20/2044          1,103,180
--------------------------------------------------------------------------------------------------------------------------
  12,000,000   NYC IDA (Legal Aid Society)                                       8.600       11/01/2033          6,000,480
--------------------------------------------------------------------------------------------------------------------------
   3,700,000   NYC IDA (Lycee Francais De New York)                              5.375       06/01/2023          3,784,397
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYC IDA (Lycee Francais De New York)                              6.800       06/01/2028          4,149,560


                  18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$  2,100,000   NYC IDA (Polytechnic University)                                  6.000%      11/01/2020      $   1,947,687
--------------------------------------------------------------------------------------------------------------------------
   4,080,000   NYC IDA (Polytechnic University)                                  6.125       11/01/2030          3,724,673
--------------------------------------------------------------------------------------------------------------------------
   1,380,000   NYC IDA (PSCH)                                                    6.375       07/01/2033          1,455,141
--------------------------------------------------------------------------------------------------------------------------
   1,490,000   NYC IDA (Staten Island University Hospital)                       6.450       07/01/2032          1,412,684
--------------------------------------------------------------------------------------------------------------------------
   6,020,000   NYC IDA (The Child School)                                        7.550       06/01/2033          6,133,417
--------------------------------------------------------------------------------------------------------------------------
  15,785,000   NYC IDA (Touro College)                                           6.350       06/01/2029         15,185,170
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Urban Resource Institute)                                7.375       11/01/2033          5,546,520
--------------------------------------------------------------------------------------------------------------------------
   5,600,000   NYC IDA (Vocational Instruction)                                  7.750       02/01/2033          5,825,008
--------------------------------------------------------------------------------------------------------------------------
   4,245,000   NYC IDA (YMCA of Greater NY)                                      5.250       08/01/2021          4,393,702
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYC Municipal Water Finance Authority                             5.000       06/15/2032          3,039,870
--------------------------------------------------------------------------------------------------------------------------
      75,000   NYC Municipal Water Finance Authority                             5.125       06/15/2030             76,234
--------------------------------------------------------------------------------------------------------------------------
     155,000   NYC Municipal Water Finance Authority                             5.250       06/15/2029            161,203
--------------------------------------------------------------------------------------------------------------------------
   8,000,000   NYC Municipal Water Finance Authority                             5.500       06/15/2033          8,562,880
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS DA (Dept. of Health)                                          5.500       07/01/2025             21,333
--------------------------------------------------------------------------------------------------------------------------
   5,750,000   NYS DA (Ithaca College)                                           5.250       07/01/2026          6,012,200
--------------------------------------------------------------------------------------------------------------------------
     220,000   NYS DA (Judicial Facilities Lease)                                7.375       07/01/2016            271,869
--------------------------------------------------------------------------------------------------------------------------
   1,620,000   NYS DA (Lenox Hill Hospital Obligated Group)                      5.500       07/01/2030          1,671,921
--------------------------------------------------------------------------------------------------------------------------
       5,000   NYS DA (Mental Health)                                            5.375       02/15/2026              5,254
--------------------------------------------------------------------------------------------------------------------------
     525,000   NYS DA (Montefiore Medical Center)                                5.450       08/01/2029            550,683
--------------------------------------------------------------------------------------------------------------------------
   9,250,000   NYS DA
               (MSH/NYU Hospital Center/HJDOI Obligated Group)                   6.500       07/01/2025          9,405,215
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   NYS DA (Mt. Sinai/NYU Health)                                     6.000       07/01/2026         10,036,100
--------------------------------------------------------------------------------------------------------------------------
   9,330,000   NYS DA (Mt. Sinai/NYU Health)                                     6.250       07/01/2022          9,378,703
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (School District Financing)                                5.750       10/01/2030          5,604,350
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   NYS DA (SS Joachim & Anne Residence)                              5.250       07/01/2027          4,094,280
--------------------------------------------------------------------------------------------------------------------------
      40,000   NYS DA (St. Joseph's Hospital Health Center)                      5.250       07/01/2018             42,044
--------------------------------------------------------------------------------------------------------------------------
      65,000   NYS DA (St. Vincent's Hospital & Medical Center)                  7.375       08/01/2011             65,285
--------------------------------------------------------------------------------------------------------------------------
  13,090,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2015         14,649,674
--------------------------------------------------------------------------------------------------------------------------
   2,510,000   NYS DA (State University Educational Facilities)                  5.250       05/15/2021          2,798,976
--------------------------------------------------------------------------------------------------------------------------
   5,000,000   NYS DA (Upstate Community College)                                5.000       07/01/2028          5,107,350
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   NYS DA (Winthrop University Hospital)                             5.500       07/01/2023          1,042,210
--------------------------------------------------------------------------------------------------------------------------
      85,000   NYS EFC (NYS Water Services)                                      6.600       09/15/2012             85,343
--------------------------------------------------------------------------------------------------------------------------
      20,000   NYS EFC (NYS Water Services)                                      7.200       03/15/2011             20,091
--------------------------------------------------------------------------------------------------------------------------
   5,395,000   NYS HFA RITES 1                                                  10.291 2     11/01/2015          5,805,721
--------------------------------------------------------------------------------------------------------------------------
      45,000   NYS Medcare (Hospital & Nursing Home)                             5.400       08/15/2033             45,310
--------------------------------------------------------------------------------------------------------------------------
   2,800,000   NYS Medcare (Long Term Health Care)                               6.400       11/01/2014          2,810,360
--------------------------------------------------------------------------------------------------------------------------
      80,000   NYS Medcare (St. Luke's Hospital)                                 5.625       08/15/2018             82,656
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   NYS UDC (Personal Income Tax)                                     5.125       03/15/2027          3,089,820
--------------------------------------------------------------------------------------------------------------------------
   1,750,000   NYS UDC RITES 1                                                  14.215 2     03/15/2025          1,976,415


                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                                    COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    250,000   Oneida County IDA
               (Mohawk Valley Handicapped Services)                              5.300%      03/15/2019      $     257,985
--------------------------------------------------------------------------------------------------------------------------
      55,000   Onondaga County IDA (Salina Free Library)                         5.500       12/01/2022             58,270
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Orange County IDA (Glen Arden)                                    5.625       01/01/2018            889,660
--------------------------------------------------------------------------------------------------------------------------
     275,000   Orange County IDA (Glen Arden)                                    5.700       01/01/2028            225,277
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   Otsego County IDA (Hartwick College)                              5.900       07/01/2022          1,369,770
--------------------------------------------------------------------------------------------------------------------------
   8,880,000   Port Authority NY/NJ (Delta Air Lines)                            6.950       06/01/2008          8,711,546
--------------------------------------------------------------------------------------------------------------------------
   2,475,000   Rensselaer County Tobacco Asset Securitization Corp.              5.625       06/01/2035          2,207,873
--------------------------------------------------------------------------------------------------------------------------
   2,000,000   Rensselaer County Tobacco Asset Securitization Corp.              5.750       06/01/2043          1,774,460
--------------------------------------------------------------------------------------------------------------------------
   1,060,000   Rockland County Tobacco Asset Securitization Corp.                5.625       08/15/2035            945,361
--------------------------------------------------------------------------------------------------------------------------
   3,150,000   Rockland County Tobacco Asset Securitization Corp.                5.750       08/15/2043          2,794,397
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Saratoga County IDA (Saratoga Hospital)                           5.125       12/01/2033          2,562,325
--------------------------------------------------------------------------------------------------------------------------
   9,515,000   SONYMA, Series 29 RITES 1                                         8.968 2     10/01/2024          9,653,824
--------------------------------------------------------------------------------------------------------------------------
     250,000   SONYMA, Series 83                                                 5.550       10/01/2027            259,105
--------------------------------------------------------------------------------------------------------------------------
   4,000,000   Suffolk County IDA (ALIA-IGHL)                                    7.250       12/01/2033          4,101,360
--------------------------------------------------------------------------------------------------------------------------
     150,000   Suffolk County IDA (Dowling College)                              6.625       06/01/2024            148,842
--------------------------------------------------------------------------------------------------------------------------
   1,500,000   Suffolk County IDA (Jefferson's Ferry)                            7.200       11/01/2019          1,564,800
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Suffolk County IDA (L.I. Network Community Services)              7.550       02/01/2034          1,010,270
--------------------------------------------------------------------------------------------------------------------------
     100,000   Syracuse IDA (Crouse Irving Companies)                            5.250       01/01/2017            104,107
--------------------------------------------------------------------------------------------------------------------------
      25,000   Triborough Bridge & Tunnel Authority                              5.000       01/01/2020             26,390
--------------------------------------------------------------------------------------------------------------------------
   3,585,000   Triborough Bridge & Tunnel Authority RITES 1                     14.115 2     11/15/2032          3,838,101
--------------------------------------------------------------------------------------------------------------------------
   2,560,000   Triborough Bridge & Tunnel Authority RITES 1                     14.126 2     11/15/2027          2,796,237
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Triborough Bridge & Tunnel Authority RITES 1                     14.126 2     11/15/2032         10,706,000
--------------------------------------------------------------------------------------------------------------------------
   4,550,000   Triborough Bridge & Tunnel Authority RITES 1                     14.615 2     11/15/2029          5,109,832
--------------------------------------------------------------------------------------------------------------------------
   2,500,000   Triborough Bridge & Tunnel Authority RITES 1                     15.215 2     11/15/2023          3,212,450
--------------------------------------------------------------------------------------------------------------------------
  94,960,000   TSASC, Inc. (TFABs)                                               5.750       07/15/2032         90,466,493
--------------------------------------------------------------------------------------------------------------------------
   1,205,000   TSASC, Inc. (TFABs)                                               6.250       07/15/2027          1,219,123
--------------------------------------------------------------------------------------------------------------------------
  19,345,000   TSASC, Inc. (TFABs)                                               6.250       07/15/2034         19,524,715
--------------------------------------------------------------------------------------------------------------------------
     800,000   TSASC, Inc. (TFABs)                                               6.375       07/15/2039            812,256
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   Ulster County IDA (Benedictine Hospital)                          6.450       06/01/2024          1,665,524
--------------------------------------------------------------------------------------------------------------------------
   3,000,000   Utica IDA (Utica College Civic Facility)                          5.750       08/01/2028          2,986,230
--------------------------------------------------------------------------------------------------------------------------
   1,250,000   Utica IDA (Utica College Civic Facility)                          6.750       12/01/2021          1,295,188
--------------------------------------------------------------------------------------------------------------------------
     175,000   Westchester County Healthcare Corp.                               6.000       11/01/2030            173,056
--------------------------------------------------------------------------------------------------------------------------
     250,000   Westchester County IDA (Guiding Eyes for the Blind)               5.375       08/01/2024            256,145
--------------------------------------------------------------------------------------------------------------------------
     500,000   Westchester County IDA (Kendal on Hudson)                         6.500       01/01/2034            508,835
--------------------------------------------------------------------------------------------------------------------------
   1,930,000   Westchester County IDA (Rippowam-Cisqua School)                   5.750       06/01/2029          1,957,001
--------------------------------------------------------------------------------------------------------------------------
     320,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2013            332,538
--------------------------------------------------------------------------------------------------------------------------
     600,000   Westchester County IDA (Schnurmacher Center)                      6.500       11/01/2033            626,568
--------------------------------------------------------------------------------------------------------------------------
      55,000   Yonkers IDA (Community Devel. Properties)                         6.625       02/01/2026             59,165
                                                                                                             -------------
                                                                                                               544,294,198


                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

   PRINCIPAL                                                                                                        VALUE
      AMOUNT                                                                   COUPON         MATURITY         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--9.1%
$  8,375,000   Guam GO, Series A                                                5.400%      11/15/2018      $   8,236,478
--------------------------------------------------------------------------------------------------------------------------
   1,085,000   Guam GO, Series A                                                6.000       09/01/2006          1,085,163
--------------------------------------------------------------------------------------------------------------------------
   5,250,000   Guam Power Authority, Series A                                   5.125       10/01/2029          5,417,580
--------------------------------------------------------------------------------------------------------------------------
  10,000,000   Guam Power Authority, Series A                                   5.250       10/01/2034         10,476,900
--------------------------------------------------------------------------------------------------------------------------
   5,275,000   Puerto Rico Children's Trust Fund (TASC)                         5.625       05/15/2043          4,634,457
--------------------------------------------------------------------------------------------------------------------------
   3,720,000   Puerto Rico Highway & Transportation Authority, Series D         5.250       07/01/2038          3,827,024
--------------------------------------------------------------------------------------------------------------------------
   6,000,000   Puerto Rico Highway & Transportation Authority, Series G         5.000       07/01/2042          6,016,440
--------------------------------------------------------------------------------------------------------------------------
   4,305,000   Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)                          5.000       08/01/2022          4,307,454
--------------------------------------------------------------------------------------------------------------------------
   2,950,000   Puerto Rico Public Finance Corp., Series E                       5.500       08/01/2029          3,345,418
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Public Finance Corp., Series E                       5.500       08/01/2029          1,054,800
--------------------------------------------------------------------------------------------------------------------------
   1,000,000   University of V.I. , Series A                                    5.375       06/01/2034          1,027,050
--------------------------------------------------------------------------------------------------------------------------
   1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)        5.000       10/01/2031          1,701,989
--------------------------------------------------------------------------------------------------------------------------
   1,485,000   V.I. Public Finance Authority, Series A                          5.500       10/01/2022          1,528,986
--------------------------------------------------------------------------------------------------------------------------
     250,000   V.I. Water & Power Authority                                     5.300       07/01/2018            255,699
                                                                                                            --------------
                                                                                                               52,915,438

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $583,627,033)--102.4%                                                       597,209,636
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.4)                                                                  (14,098,302)
                                                                                                            --------------
NET ASSETS--100.0%                                                                                          $ 583,111,334
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. See Note 5 of Notes to Financial Statements.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.


                  21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2004 / Unaudited
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        12.5%
AA                                                                         14.6
A                                                                           8.5
BBB                                                                        39.8
BB                                                                          8.8
B                                                                           1.6
CCC                                                                         1.5
Not Rated                                                                  12.7
                                                                       ---------
Total                                                                     100.0%
                                                                       =========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS       Association for Children with Down
           Syndrome
ALIA       Alliance of Long Island Agencies
AP         Advantage Planning, Inc.
CMA        Community Mainstreaming Associates,
           Inc.
COP        Certificates of Participation
CSMR       Community Services for the Mentally
           Retarded
DA         Dormitory Authority
EFC        Environmental Facilities Corp.
EFLI       Epilepsy Foundation of L.I., Inc.
GO         General Obligation
HAII       Homes Anew II, Inc.
HDC        Housing Development Corp.
HFA        Housing Finance Agency/Authority
HJDOI      Hospital for Joint Diseases Orthopedic
           Institute
IDA        Industrial Development Agency
IGHL       Independent Group Home for Living
ITEMECF    Industrial, Tourist, Educational, Medical
           and Environmental Community Facilities
L.I.       Long Island
MSH/NYU    Mount Sinai Hospital/New York
           University
MTA        Metropolitan Transportation Authority
NCMRS      Nassau Community Mental Retardation
           Services Co.
NY/NJ      New York/New Jersey
NYC        New York City
NYS        New York State
NYU        New York University
RITES      Residual Interest Tax Exempt Security
SONYMA     State of New York Mortgage Agency
TASC       Tobacco Settlement Asset-Backed Bonds
TFABs      Tobacco Flexible Amortization Bonds
UDC        Urban Development Corp.
V.I.       United States Virgin Islands
YMCA       Young Men's Christian Association


                  22 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                        MARKET VALUE       PERCENT
---------------------------------------------------------------------------
Tobacco Settlements                           $  155,582,155          26.1%
Higher Education                                  88,629,906          14.8
Not-for-Profit Organization                       71,977,693          12.1
Highways/Railways                                 53,947,014           9.0
Hospital/Health Care                              44,465,324           7.4
Electric Utilities                                32,043,426           5.4
Adult Living Facilities                           31,574,109           5.3
Education                                         27,600,825           4.6
General Obligation                                24,567,161           4.1
Water Utilities                                   12,714,701           2.1
Multifamily Housing                               11,722,121           2.0
Single Family Housing                              9,912,929           1.7
Airlines                                           8,711,546           1.5
Municipal Leases                                   8,360,042           1.4
Sales Tax Revenue                                  7,631,193           1.3
Special Tax                                        5,066,235           0.8
Resource Recovery                                  2,671,575           0.4
Parking Fee Revenue                                   31,681            --
                                              -----------------------------
Total                                         $  597,209,636         100.0%
                                              =============================

As of September 30, 2004, none of the securities were subject to alternative minimum tax.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $583,627,033)--see accompanying statement of investments    $ 597,209,636
------------------------------------------------------------------------------------------------------
Cash                                                                                          623,821
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   10,361,681
Shares of beneficial interest sold                                                            715,764
Other                                                                                          15,927
                                                                                        --------------
Total assets                                                                              608,926,829

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.6800% at September 30, 2004)                        23,000,000
Shares of beneficial interest redeemed                                                      1,493,608
Dividends                                                                                     689,814
Distribution and service plan fees                                                            327,194
Trustees' compensation                                                                        126,282
Interest expense                                                                               46,382
Shareholder communications                                                                     36,434
Transfer and shareholder servicing agent fees                                                  28,654
Other                                                                                          67,127
                                                                                        --------------
Total liabilities                                                                          25,815,495

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $ 583,111,334
                                                                                        ==============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $      46,853
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                572,031,358
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           2,446,369
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                               (4,995,849)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 13,582,603
                                                                                        --------------
NET ASSETS                                                                              $ 583,111,334
                                                                                        ==============


                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $539,833,671
and 43,376,599 shares of beneficial interest outstanding)                               $       12.45
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                         $       13.07
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,554,559 and
2,213,251 shares of beneficial interest outstanding)                                    $       12.45
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $15,723,104 and
1,263,132 shares of beneficial interest outstanding)                                    $       12.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                                $  39,052,719

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                             3,118,498
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     1,204,094
Class B                                                                                       301,961
Class C                                                                                       145,611
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       311,497
Class B                                                                                        18,813
Class C                                                                                         9,740
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                           606
Class B                                                                                           413
Class C                                                                                            10
------------------------------------------------------------------------------------------------------
Interest expense                                                                              396,296
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    33,303
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                         27,656
------------------------------------------------------------------------------------------------------
Other                                                                                          63,603
                                                                                        --------------
Total expenses                                                                              5,632,101
Less reduction to custodian expenses                                                             (756)
Less payments and waivers of expenses                                                        (156,446)
                                                                                        --------------
Net expenses                                                                                5,474,899

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      33,577,820

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                              451,186
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                        3,740,499

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $  37,769,505
                                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $  33,577,820         $  31,920,176
------------------------------------------------------------------------------------------------------
Net realized gain                                                       451,186             3,976,493
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 3,740,499           (24,736,955)
                                                                  ------------------------------------
Net increase in net assets resulting from operations                 37,769,505            11,159,714

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment
income:
Class A                                                             (29,863,870)          (29,702,221)
Class B                                                              (1,440,068)           (1,724,048)
Class C                                                                (697,461)             (566,285)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                 937,726            16,406,594
Class B                                                              (5,643,739)           (6,602,592)
Class C                                                               2,556,172             2,897,386

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase (decrease)                                             3,618,265            (8,131,452)
------------------------------------------------------------------------------------------------------
Beginning of period                                                 579,493,069           587,624,521
                                                                  ------------------------------------
End of period (including accumulated net investment income
of $2,446,369 and $869,948, respectively)                         $ 583,111,334         $ 579,493,069
                                                                  ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                      2004           2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   12.31     $    12.75      $    12.67     $     12.15     $    12.24
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .72            .71             .68             .67            .64
Net realized and unrealized gain (loss)                    .11           (.44)            .06             .50           (.09)
                                                     -------------------------------------------------------------------------
Total from investment operations                           .83            .27             .74            1.17            .55
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.69)          (.71)           (.66)           (.65)          (.64)
Distributions from net realized gain                        --             --              --              --             -- 1
                                                     -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.69)          (.71)           (.66)           (.65)          (.64)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   12.45     $    12.31      $    12.75     $     12.67     $    12.15
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        6.91%          2.07%           6.11%           9.77%          4.78%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 539,834     $  533,563      $  536,126     $   530,464     $  509,288
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 536,613     $  531,977      $  525,519     $   526,333     $  529,839
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.84%          5.57%           5.44%           5.30%          5.45%
Total expenses                                            0.91%          0.93%           0.89%           0.84%          0.89%
Expenses after payments and waivers
and reduction to custodian expenses                       0.88%           N/A 4,5         N/A 4           N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      6%            63%             73%             10%            26%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

CLASS B     YEAR ENDED SEPTEMBER 30,                      2004           2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   12.32     $    12.75      $    12.68     $     12.16     $    12.25
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .62            .60             .58             .56            .53
Net realized and unrealized gain (loss)                    .10           (.42)            .06             .51           (.07)
                                                     -------------------------------------------------------------------------
Total from investment operations                           .72            .18             .64            1.07            .46
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.59)          (.61)           (.57)           (.55)          (.55)
Distributions from net realized gain                        --             --              --              --             -- 1
                                                     -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.59)          (.61)           (.57)           (.55)          (.55)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   12.45     $    12.32      $    12.75     $     12.68     $    12.16
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        5.99%          1.36%           5.22%           8.94%          3.98%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  27,555     $   32,851      $   40,896     $    46,422     $   49,671
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  30,212     $   36,000      $   42,021     $    48,115     $   60,299
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.05%          4.77%           4.67%           4.53%          4.68%
Total expenses                                            1.69%          1.71%           1.66%           1.61%          1.67%
Expenses after payments and waivers
and reduction to custodian expenses                       1.66%           N/A 4,5         N/A 4           N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      6%            63%             73%             10%            26%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED SEPTEMBER 30,                      2004           2003            2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   12.32     $    12.75      $    12.68     $     12.15      $   12.24
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .62            .60             .57             .56            .56
Net realized and unrealized gain (loss)                    .10           (.42)            .07             .52           (.10)
                                                     -------------------------------------------------------------------------
Total from investment operations                           .72            .18             .64            1.08            .46
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.59)          (.61)           (.57)           (.55)          (.55)
Distributions from net realized gain                        --             --              --              --             -- 1
                                                     -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.59)          (.61)           (.57)           (.55)          (.55)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   12.45     $    12.32      $    12.75     $     12.68      $   12.15
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        5.99%          1.35%           5.22%           9.03%          3.97%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  15,723     $   13,080      $   10,603     $     8,251      $   5,954
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  14,598     $   11,852      $    9,183     $     6,979      $   6,121
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     5.04%          4.78%           4.66%           4.51%          4.68%
Total expenses                                            1.69%          1.72%           1.66%           1.61%          1.66%
Expenses after payments and waivers
and reduction to custodian expenses                       1.66%           N/A 4,5         N/A 4           N/A 4          N/A 4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      6%            63%             73%             10%            26%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distribu- tions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with the preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $49,286,960 as of September 30, 2004. Including the effect of leverage, inverse floaters represent 18% of the Fund's total assets as of September 30, 2004.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
  UNDISTRIBUTED    UNDISTRIBUTED           ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT       LONG-TERM                  LOSS   FOR FEDERAL INCOME
  INCOME                    GAIN    CARRYFORWARD 1,2,3         TAX PURPOSES
  -------------------------------------------------------------------------
    $  2,863,847            $ --         $   1,457,318        $  10,044,066

1. As of September 30, 2004, the Fund had $1,457,318 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforward was as follows:

                         EXPIRING
                         -------------------------
                         2009          $ 1,457,318

2. During the fiscal year ended September 30, 2004, the Fund utilized $393,609 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2003, the Fund utilized $2,846,086 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:


                                          YEAR ENDED            YEAR ENDED
                                  SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
    ----------------------------------------------------------------------
    Distributions paid from:
    Exempt-interest dividends          $  32,001,399         $  31,992,554

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities            $   587,165,570
                                              ================

    Gross unrealized appreciation             $    19,199,586
    Gross unrealized depreciation                  (9,155,520)
                                              ----------------
    Net unrealized appreciation               $    10,044,066
                                              ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2004, the Fund's projected benefit obligations were increased by $12,271 and payments of $10,000 were made to retired trustees, resulting in an accumulated liability of $108,068 as of September 30, 2004.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          YEAR ENDED SEPTEMBER 30, 2004      YEAR ENDED SEPTEMBER 30, 2003
                                SHARES           AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                         3,850,924    $  48,207,057        5,818,730    $   71,829,097
Dividends and/or
distributions reinvested     1,587,925       19,824,440        1,668,859        20,587,368
Redeemed                    (5,394,003)     (67,093,771)      (6,201,237)      (76,009,871)
                          -----------------------------------------------------------------
Net increase                    44,846    $     937,726        1,286,352    $   16,406,594
                          =================================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                           348,550    $   4,364,065          709,641    $    8,780,005
Dividends and/or
distributions reinvested        74,760          934,320           98,823         1,220,174
Redeemed                      (877,035)     (10,942,124)      (1,347,750)      (16,602,771)
                          -----------------------------------------------------------------
Net decrease                  (453,725)   $  (5,643,739)        (539,286)   $   (6,602,592)
                          =================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                           366,324    $   4,608,949          453,368    $    5,622,411
Dividends and/or
distributions reinvested        35,480          442,749           31,731           391,119
Redeemed                      (200,686)      (2,495,526)        (254,461)       (3,116,144)
                          -----------------------------------------------------------------
Net increase                   201,118    $   2,556,172          230,638    $    2,897,386
                          =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were $40,942,462 and $33,243,438, respectively.


                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2004, the Fund paid $338,366 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B and Class C shares were $1,451,503 and $249,885, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and


                  35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A           CLASS B           CLASS C
                                  CLASS A        CONTINGENT        CONTINGENT        CONTINGENT
                                FRONT-END          DEFERRED          DEFERRED          DEFERRED
                            SALES CHARGES     SALES CHARGES     SALES CHARGES     SALES CHARGES
                              RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
YEAR ENDED                    DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
-----------------------------------------------------------------------------------------------
September 30, 2004             $  107,233           $ 8,955         $ 101,212           $ 2,386
-----------------------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. During the year ended September 30, 2004, the Manager waived $146,728. The foregoing advisory fee waiver automatically terminates when the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the first, second or third quintile of the Fund's Lipper peer group, and did so terminate effective January 1, 2004.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived $9,487, $144 and $87 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2004 was $49,286,960, which represents 8.45% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a


                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $23,000,000 at September 30, 2004 at an interest rate of 2.68%. For the year ended September 30, 2004, the average month-end loan balance was $20,376,902 at an average daily interest rate of 1.88%. The Fund had gross borrowings and gross loan repayments of $79,100,000 and $79,900,000, respectively, during the year ended September 30, 2004. The maximum amount of borrowings outstanding at any month-end was $29,900,000. The Fund paid commitment fees of $5,878 and interest of $391,581 during the year ended September 30, 2004.

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS:

We have audited the accompanying statement of assets and liabilities of Oppenheimer AMT-Free New York Municipals, including the statement of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer AMT-Free New York Municipals as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
October 21, 2004


                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended September 30, 2004 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE    HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY
                                TRUSTEE
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                        CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL
                                HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,             Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board           2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);       (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1993)            (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                         Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in
Trustee (since 1993)            the OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,           A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)            a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                         Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of
                                Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                                and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                                Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                                OppenheimerFunds complex.

MARY F. MILLER,                 Formerly a Senior Vice President and General Auditor, American Express
Trustee (since 2004)            Company (July 1998-February 2003). Member of Trustees of the American
Age: 62                         Symphony Orchestra (October 1998 to present). Oversees 14 portfolios in the
                                OppenheimerFunds complex.

JOEL W. MOTLEY,                 Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)            financial adviser); Managing Director (since January 2002) Carmona Motley,
Age: 52                         Inc. (privately-held financial adviser). Formerly a Managing Director of
                                Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                                1998-December 2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,             A director (since February 1972) of Dominion Resources, Inc. (electric
Trustee (since 1984)            utility holding company); formerly a director of Prime Retail, Inc. (real
Age: 77                         estate investment trust) and Dominion Energy, Inc. (electric power and oil &
                                gas producer), President and Chief Executive Officer of The Conference Board,
                                Inc. (international economic and business research) and a director of
                                Lumbermens Mutual Casualty Company, American Motorists Insurance
                                Company and American Manufacturers Mutual Insurance Company. Oversees 25
                                portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                President, Baruch College, CUNY; a director of RBAsset (real estate manager);
Trustee (since 1993)            a director of OffitBank; formerly Trustee, Financial Accounting Foundation
Age: 74                         (FASB and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard
                                College, Chairman of Municipal Assistance Corporation for the City of New
                                York, New York State Comptroller and Trustee of New York State and Local
                                Retirement Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

RUSSELL S. REYNOLDS, JR.,       Chairman (since 1993) of The Directorship Search Group, Inc. (corporate
Trustee (since 1989)            governance consulting and executive recruiting); a Life Trustee of
Age: 72                         International House (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

DONALD W. SPIRO,*               Chairman Emeritus (since January 1991) of the Manager. Formerly a director
Vice Chairman of the            (January 1969-August 1999) of the Manager. Oversees 25 portfolios in the
Board of Trustees, Trustee      OppenheimerFunds complex.
(since 1985)
Age: 78

                                *Mr. Spiro is expected to retire as Trustee of the Board I Funds effective
                                October 31, 2004.

--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER,
AND OFFICER                     225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director (since June 2001) and
President and Trustee           President (since September 2000) of the Manager; President and a director or
(since 2001)                    trustee of other Oppenheimer funds; President and a director (since July
Age: 55                         2001) of Oppenheimer Acquisition Corp. (the Manager's parent holding company)
                                and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds
                                Distributor, Inc. (a subsidiary of the Manager); Chairman and a director
                                (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                Management Corporation and Tremont Capital Management, Inc. (since November
                                2001), HarbourView Asset Management Corporation and OFI Private Investments,
                                Inc. (since July 2001); President (since November 1, 2001) and a director
                                (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                President (since February 1997) of Massachusetts Mutual Life Insurance
                                Company (the Manager's parent company); a director (since June 1995) of DLB
                                Acquisition Corporation (a holding company that owns the shares of Babson
                                Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30,
                                2006). Formerly, Chief Operating Officer (September 2000-June 2001) of the
                                Manager; President and trustee (November 1999-November 2001) of MML Series
                                Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                                Company; President, Chief Executive Officer and director (September
                                1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios as
                                Trustee/Director and 10 portfolios as Officer in the OppenheimerFunds complex.


                  41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK,
                                TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                10281-1008, FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL,
                                CO 80112-3924, AND FOR MR. FIELDING, 350 LINDEN OAKS, ROCHESTER, NY 14625.
                                EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                RESIGNATION, DEATH OR REMOVAL.

RONALD H. FIELDING,             Senior Vice President of the Manager since January 1996; Chairman of the
Vice President and Portfolio    Rochester Division of the Manager since January 1996; an officer of 10
Manager (since 2002)            portfolios in the OppenheimerFunds complex.
Age: 55

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)          Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 45                         Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc (since May 2000), of OFI
                                Institutional Asset Management, Inc. (since November 2000), and of
                                OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since
                                June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI
                                Trust Company (a trust company subsidiary of the Manager); Assistant
                                Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                                Assistant Treasurer of Centennial Asset Management Corporation (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                2003); Principal and Chief Operating Officer (March 1995-March 1999) at
                                Bankers Trust Company-Mutual Fund Services Division. An officer of 84 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)          February 2002) of the Manager; General Counsel and a director (since November
Age: 56                         2001) of the Distributor; General Counsel (since November 2001) of Centennial
                                Asset Management Corporation; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset Management Corporation; Secretary
                                and General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                                Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc; Vice President and a director
                                (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                                President, General Counsel and a director (since November 2001) of
                                Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                                (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                                (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                                President (May 1985-December 2003), Acting General Counsel (November
                                2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November
                                1989-November 2001); and OppenheimerFunds International Ltd. (October
                                1997-November 2001). An officer of 84 portfolios in the OppenheimerFunds complex.


                  42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and              Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer        Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                    Formerly (until February 2004) Vice President and Director of Internal Audit
Age: 54                         of OppenheimerFunds, Inc. An officer of 84 portfolios in the
                                OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $28,000 in fiscal 2004 and $20,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $44,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $137 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees would include consultations regarding the registrant's retirement plan with respect to its directors.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $50,500 in fiscal 2004 and $5,137 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)